Other Non-financial Assets and Liabilities	12 Months Ended
Dec. 31, 2023
OTHER NON-FINANCIAL ASSETS AND LIABILITIES
Other Non-financial Assets and Liabilities

8.    OTHER NON-FINANCIAL ASSETS AND LIABILITIES

a)	Other non-financial assets

The detail of other non-financial assets as of December 31, 2023 and 2022 is as follows:

	Current		Non-Current
Other non-financial assets	12-31-2023	12-31-2022	12-31-2023	12-31-2022
	ThCh$	ThCh$	ThCh$	ThCh$
Value-added tax credit and other taxes	41,702,626	154,017,802	209,515,973	53,771,356
Prepaid expenses	55,689,522	36,206,579	—	—
Guarantee deposits	—	—	14,419,852	10,113,848
Water right credits	—	—	8,399,351	7,289,051
Spare-parts with a consumption schedule of more than 12 months	—	—	3,953,515	3,959,655
Other	3,105,177	2,415,971	2,105,173	3,142,431
Total	100,497,325	192,640,352	238,393,864	78,276,341

b)	Other non-financial liabilities

The detail of other non-financial liabilities as of December 31, 2023 and 2022 is as follows:

	Current		Non-Current
Other non-financial liabilities	12-31-2023	12-31-2022	12-31-2023	12-31-2022
	ThCh$	ThCh$	ThCh$	ThCh$
Value-added tax credit and other taxes	19,661,207	25,584,528	—	—
Deferred revenue from energy sales (1)	13,531,953	—	52,287,807	—
Deferred revenue from other services	6,080,847	4,863,505	—	—
Deferred revenue from splices	417,852	1,050,552	—	—
Deferred revenue from lighting services	481,053	565,680	—	—
Deferred revenue from transfer of networks	1,952,515	225,319	—	—
Reimbursable financial contributions	120,124	—	932,176	1,088,647
Other	189,332	1,032,018	—	—
Total	42,434,883	33,321,602	53,219,983	1,088,647
(1)	Prepaid income related to energy sales contracts.